Property, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movement of Property, Furniture and Equipment
(a)
The movement of property, furniture and equipment and depreciation for the years ended December 31, 2024, 2023 and 2022, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	Assets and work-in- progress	Buildings and facilities	Furniture and equipment	Total 2024	Total 2023	Total 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	125,822	612,818	890,797	1,216	43,206	300,926	17,641	1,992,426	1,864,977	1,826,051
Acquisition of Izipay, Note 1(b)	—	—	—	—	—	—	—	—	—	90,079
Additions	—	21,317	55,931	558	26,913	105,860	—	210,579	183,546	168,214
Transfers	6,058	10,837	16,573	—	(33,468)	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	12,193	(10,643)
Disposals, write-offs and others (d)	(20,286)	(27,696)	(44,104)	(226)	(311)	(34,800)	(1,844)	(129,267)	(68,290)	(208,724)
Balance as of December 31	111,594	617,276	919,197	1,548	36,340	371,986	15,797	2,073,738	1,992,426	1,864,977
Depreciation
Balance as of January 1	—	(325,467)	(628,758)	(1,058)	—	(215,132)	(17,179)	(1,187,594)	(1,073,545)	(1,010,933)
Depreciation of the year	—	(19,794)	(91,004)	(139)	—	(47,434)	(385)	(158,756)	(156,023)	(133,825)
Transfer to (from) investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	—	1,286
Disposals, write-offs and others (d)	—	15,723	38,816	219	—	30,443	1,843	87,044	41,974	69,927
Balance as of December 31	—	(329,538)	(680,946)	(978)	—	(232,123)	(15,721)	(1,259,306)	(1,187,594)	(1,073,545)

Net book value	111,594	287,738	238,251	570	36,340	139,863	76	814,432	804,832	791,432

Summary of Carrying Amounts of Lease Liabilities

(e) The following table shows the carrying amounts of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”); see Note 10(a) and the movement of the year:

	2024	2023
	S/(000)	S/(000)
As of January 1	90,513	112,581
Additions	105,860	35,900
Interest expenses, Note 19(a)	7,627	5,562
Disposals	(4,908)	(5,433)
Exchange differences	102	(279)
Payments	(55,391)	(57,818)
As of December 31	143,803	90,513

Summary of Amortization Schedule of Lease Liabilities

As of December 31, 2024 and 2023, the amortization schedule of these obligations is as follows:

	2024	2023
	S/(000)	S/(000)
2024	—	2,709
2025	35,544	31,956
2026	33,011	20,801
2027	23,621	17,669
2028 onwards	51,627	17,378
Total	143,803	90,513

Summary of Lease Related Transactions Recognized in Income Statement

The following table shows the amounts recognized in the consolidated statement of income:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	47,819	49,305	53,134
Interest expenses of lease liabilities, Note 19(a)	7,627	5,562	9,283
Expenses related to short-term and low-value assets leases (included in administrative expenses, see Note 24 (c))	5,317	9,643	10,958
Total amount recognized in the consolidated statement of income	60,763	64,510	73,375